Segment information	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Segment information

Note 14 – Segment information

The Company evaluated its operating segments in accordance with ASC 280, “Segment Reporting,” and determined that it operates with two reportable segments: Health Solutions and Consumer Products. The Health Solutions segment encompasses the Company’s network of pharmacies across Canada, representing the core business. The Legacy Consumer Products segment consists of the legacy Halo pet food business, which includes a range of premium pet products such as dry kibble, wet food, freeze-dried raw food, treats, and toppers for dogs and cats. While the Consumer Products segment operates across various sales channels, it remains a distinct and immaterial component of the overall business. The two segments are evaluated separately by the Chief Operating Decision Maker, reflecting differences in their operational dynamics, customer bases, and economic characteristics. This segmentation provides a clear view of the Company’s financial performance aligned with how management oversees and allocates resources across its distinct lines of business.

The Company’s Board of Directors, designated as the Chief Operating Decision Maker (“CODM”), evaluates performance and makes decisions based on financial information presented for the Company’s two reportable segments: Health Solutions and Consumer Products. The CODM reviews financial results separately for each segment, including revenues, gross margin, and Adjusted EBITDA, to assess performance and allocate resources accordingly. Resources are allocated based on the distinct operational needs and strategic priorities of each segment, reflecting their differing business models, customer bases, and economic characteristics.

The Board of Directors, as the CODM for the Company, does not review total assets when evaluating the performance of the Company’s operating segments. The Consumer Products segment operates an asset-light business model, utilizing third-party logistics (3PL) providers and outsourced manufacturing, resulting in minimal asset ownership. While the Health Solutions segment includes pharmacy operations that may have more significant asset balances, asset-related information is generally not a key factor in the CODM’s performance assessments and is therefore not presented.

Sales, gross margin, and net loss are presented separately for the Health Solutions and Consumer Products segments in the table below and collectively reconcile to the Company’s consolidated results as reflected in the condensed consolidated statement of operations. The Board of Directors, acting as the CODM, evaluates the performance of each segment individually, including significant segment-level expenses. These expenses, which are reviewed to assess operating performance and support resource allocation decisions, consist of the following (in thousands):

	Three Months Ended June 30, 2025		Nine Months Ended June 30, 2025
	Health Solutions	Consumer Products	Health Solutions	Consumer Products
Net sales	$8,774	$2,673	$38,409	$2,673
Cost of goods sold	5,386	2,642	28,144	2,642
Gross profit	3,388	31	10,265	31
Segment expenses:
Salaries and wages	4,678	504	14,433	503
Depreciation and amortization	802	309	2,614	309
Share-based compensation	916	2,032	2,385	2,032
Rent	243	7	696	7
Impairment expense	2,690	-	2,690	-
Other segment expenses (a)	2,874	5,786	11,018	5,786
Total segment expenses	12,203	8,638	33,836	8,637
Loss from operations	(8,815)	(8,607)	(23,571)	(8,606)
Other income (expense):
Interest expense	(16)	32	3,425	32
Other income	(1,005)	30	(3,378)	30
Bargain purchase gain	-	1,693	-	1,693
Total other income (expense)	(1,021)	1,755	47	1,755
Net loss before income taxes	(9,836)	(6,852)	(23,524)	(6,851)
Income tax expense	(133)	(5)	(835)	(5)
Deferred tax income (expense)	1,693	-	1,470	-
Net loss	$(8,276)	$(6,857)	$(22,889)	$(6,856)

(a)	Other segment expenses include employee benefits (including Canada Pension Plan, Employment Insurance, Registered Retirement Savings Plan matching, and staff bonuses), subcontracted and temporary labor, professional and consulting fees (legal, accounting, and general), insurance, IT and software costs, office and clinical supplies, sales and marketing, travel and meals, and various other general and administrative expenses.

The Company began reporting two operating and reportable segments – Health Solutions and Consumer Products – following the reverse merger completed on April 24, 2025. Prior to the merger, only the Health Solutions business was reflected in the condensed consolidated financial statements, and accordingly, financial information for the three and nine-month periods ended June 30, 2024 relates solely to the Health Solutions segment. Comparative information for the Consumer Products segment is not presented for those periods, as it was not part of the Company’s operations prior to the merger. For the three- and nine-month periods ended June 30, 2025, the Consumer Products segment reflects activity only from the merger date forward. Segment information for the Health Solutions business for the three- and nine-month periods ended June 30, 2024 is presented in the following table:

	Three months Ended June 30, 2024	Nine Months Ended June 30, 2024
	Health Solutions	Health Solutions
Net sales	$42,670	$117,122
Cost of goods sold	33,254	93,695
Gross profit	9,416	23,427
Segment expenses:
Salaries and wages	5,431	15,352
Depreciation and amortization	1,186	3,322
Share-based compensation	761	2,582
Rent	332	887
Other segment expenses (a)	3,028	9,483
Total segment expenses	10,738	31,627
Loss from operations	(1,322)	(8,200)
Other income (expense):
Interest expense	(1,132)	(3,259)
Other income	119	(69)
Total other income (expense)	(1,013)	(3,329)
Net loss before income taxes	(2,335)	(11,529)
Income tax expense	(345)	(157)
Deferred tax income (expense)	(435)	609
Net loss	$(3,115)	$(11,077)

(a)	Other segment expenses include employee benefits (including Canada Pension Plan, Employment Insurance, Registered Retirement Savings Plan matching, and staff bonuses), subcontracted and temporary labor, professional and consulting fees (legal, accounting, and general), insurance, IT and software costs, office and clinical supplies, sales and marketing, travel and meals, and various other general and administrative expenses.

Geographic Information

Revenue by geography is determined based on the customer’s location. For the three- and nine-month periods ended June 30, 2025, U.S. revenue reflects only legacy Halo activity, representing revenue from the Consumer Products segment, and includes results only from the date of the merger (April 24, 2025) onward. Revenue from the Health Solutions segment during the same period reflects activity exclusively in Canada. Segment information for Health Solutions for the three- and nine-month periods ended June 30, 2024, is presented in the following table. Summary financial data by geographic region for the periods indicated is as follows (in USD):

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
United States	$2,673	-	$2,673	-
Canada	$8,774	$42,670	$38,409	$117,122
Total	$11,447	$42,670	$41,082	$117,122

Long-lived assets for the periods indicated are as follows (in USD):

	As at June 30, 2025	As at September 30, 2024
United Sates	$4,090	$-
Canada	104	13,032
Total	$4,194	$13,032

The accounting policies of the segment are consistent with those described in Note 1 - Summary of Significant Accounting Policies.

14. Segment information

The Company evaluated its operating segments in accordance with ASC 280, “Segment Reporting” and determined it operates as two reportable segments, as follows:

►	Pharmacy and sale of prescription drugs from which revenues is composed of prescription and Over the Counter (OTC) as well as infusion services and other consultancy services.

►	Clinical trials, which relates to clinical trial research with the industry and healthcare community to advance therapeutic treatment options.

The Chief Executive Officer is the CODM and monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements. The Company’s financing (including finance costs, finance income and other income) and income taxes are managed on a Company basis and are not allocated to operating segments.

The accounting policies of the segments are consistent with those described in Note 3 - Summary of Significant Accounting Policies.

Year ended September 30, 2024	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$199,199	$1,307	$200,506
Total revenue	199,199	1,307	200,506

Expenses
Cost of sales	166,683	229	166,912
General and administrative	53,936	1,159	55,095
Goodwill impairment	26,910	-	26,910
Intangibles impairment	2,141	-	2,141
Depreciation and amortization	4,064	9	4,073
Finance costs	5,430	4	5,434
Income taxes (recovery)	113	(42)	71
Deferred tax recovery	(1,313)	-	(1,313)
Other expense (income)	638	(20)	618
Segment loss	(59,403)	(32)	(59,435)

Year ended September 30, 2023	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$160,136	$1,412	$161,548
Total revenue	160,136	1,412	161,548

Expenses
Cost of sales	129,229	250	129,479
General and administrative	40,656	1,267	41,923
Depreciation and amortization	2,351	6	2,357
Finance costs	2,469	1	2,470
Income taxes	517	86	603
Deferred tax recovery	(336)	-	(336)
Other expense	180	-	180
Segment loss	(14,930)	(198)	(15,128)

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)